Eaton Vance

Short Duration Government Income Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 39.4%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.345%, (COF + 1.25%), with maturity at 2025(1)	$119		$117,221
2.872%, (COF + 1.25%), with maturity at 2035(1)	1,088		1,080,421
2.906%, (COF + 1.87%), with maturity at 2022(1)	0	(2)	422
3.322%, (COF + 2.28%), with maturity at 2025(1)	273		275,101
3.50%, with maturity at 2049	42,054		43,328,561
3.524%, (COF + 1.25%), with maturity at 2032(1)	223		220,842
3.85%, (COF + 1.25%), with maturity at 2034(1)	53		54,115
4.08%, (COF + 2.28%), with maturity at 2037(1)	1,186		1,205,921
4.185%, (5 yr. CMT + 2.52%), with maturity at 2032(1)	304		314,904
4.277%, (COF + 1.25%), with maturity at 2029(1)	19		18,850
4.45%, (COF + 1.25%), with maturity at 2030(1)	321		335,916
4.50%, with various maturities to 2049	205,737		215,938,183
4.515%, (1 yr. CMT + 1.98%), with maturity at 2034(1)	1,701		1,782,799
4.667%, (COF + 1.25%), with maturity at 2033(1)	1,233		1,274,980
4.689%, (1 yr. CMT + 2.26%), with maturity at 2035(1)	3,584		3,775,011
4.741%, (1 yr. CMT + 2.33%), with maturity at 2036(1)	1,266		1,333,071
4.786%, (1 yr. CMT + 2.25%), with maturity at 2038(1)	1,292		1,361,972
4.801%, (1 yr. CMT + 2.23%), with maturity at 2036(1)	1,378		1,451,225
4.857%, (1 yr. CMT + 2.28%), with maturity at 2023(1)	145		146,012
6.00%, with maturity at 2029	227		250,475
7.00%, with maturity at 2033	176		192,642
8.00%, with various maturities to 2025	3		3,648

			$274,462,292

Federal National Mortgage Association:
2.208%, (COF + 1.25%), with maturity at 2033(1)	$256		$251,508
2.246%, (COF + 1.25%), with maturity at 2038(1)	120		118,745
2.345%, (COF + 1.25%), with various maturities to 2037(1)	503		495,777
2.882%, (COF + 1.25%), with maturity at 2036(1)	134		132,894
2.894%, (COF + 1.80%), with maturity at 2029(1)	3		3,241
3.124%, (COF + 2.11%), with maturity at 2030(1)	135		136,186
3.158%, (COF + 1.25%), with maturity at 2034(1)	930		941,324
3.381%, (COF + 1.25%), with maturity at 2036(1)	303		305,733
3.445%, (COF + 1.25%), with maturity at 2034(1)	1,402		1,430,726
3.58%, (COF + 2.41%), with maturity at 2030(1)	3		2,699
3.586%, (COF + 1.25%), with maturity at 2035(1)	419		426,757
3.636%, (COF + 2.34%), with maturity at 2026(1)	276		279,558
3.779%, (COF + 1.79%), with maturity at 2036(1)	872		893,695
3.832%, (COF + 1.25%), with maturity at 2034(1)	861		877,849
3.964%, (COF + 1.25%), with maturity at 2036(1)	79		81,105
3.994%, (COF + 1.77%), with maturity at 2035(1)	432		446,410
3.997%, (COF + 1.73%), with maturity at 2035(1)	641		662,521

Security	Principal Amount (000’s omitted)		Value
4.108%, (COF + 1.25%), with maturity at 2033(1)	$378		$396,506
4.155%, (COF + 1.81%), with maturity at 2034(1)	403		420,272
4.32%, (1 yr. CMT + 2.06%), with maturity at 2033(1)	358		375,693
4.50%, with various maturities to 2049	432,781		456,521,930
4.562%, (1 yr. CMT + 2.14%), with maturity at 2040(1)	396		414,904
4.59%, (1 yr. CMT + 2.13%), with maturity at 2037(1)	1,187		1,250,519
4.601%, (COF + 1.87%), with maturity at 2034(1)	428		443,215
4.605%, (1 yr. CMT + 2.25%), with maturity at 2033(1)	2,911		3,065,626
4.668%, (COF + 1.49%), with maturity at 2029(1)	519		545,429
4.674%, (1 yr. CMT + 2.20%), with maturity at 2039(1)	2,145		2,261,898
4.695%, (1 yr. CMT + 2.18%), with maturity at 2036(1)	411		433,078
4.713%, (1 yr. CMT + 2.12%), with maturity at 2031(1)	841		857,112
4.765%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(1)	954		999,545
4.80%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(1)	459		482,517
4.959%, (1 yr. CMT + 2.46%), with maturity at 2038(1)	724		762,173
5.00%, with various maturities to 2049	236,397		252,573,229
5.09%, (COF + 1.72%), with maturity at 2034(1)	202		212,077
6.00%, with various maturities to 2031	138		149,146
6.327%, (COF + 2.00%), with maturity at 2032(1)	120		130,236
6.445%, (COF + 1.75%), with maturity at 2021(1)	6		5,951
6.445%, (COF + 1.80%), with maturity at 2021(1)	16		16,474
8.00%, with maturity at 2034	367		407,245

			$730,211,503

Government National Mortgage Association:
4.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	$280		$286,196
4.50%, TBA, with maturity at 2049	225,000		234,371,126
4.50%, with various maturities to 2049	297,265		310,604,229
5.00%, with various maturities to 2049	221,082		231,906,618
8.25%, with maturity at 2020	0	(2)	181

			$777,168,350

Total Mortgage Pass-Throughs (identified cost $1,765,918,829)			$1,781,842,145

Collateralized Mortgage Obligations — 53.3%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.794%, (COF + 0.65%), 10/15/22(3)	$11		$10,528
Series 2135, Class JZ, 6.00%, 3/15/29	711		785,014
Series 3325, Class CF, 2.665%, (1 mo. USD LIBOR + 0.34%), 6/15/37(3)	1,673		1,663,528
Series 3382, Class FG, 2.925%, (1 mo. USD LIBOR + 0.60%), 11/15/37(3)	1,462		1,473,394
Series 3866, Class DF, 3.775%, (1 mo. USD LIBOR + 1.45%), 5/15/41(3)	2,325		2,389,538
Series 4102, Class DF, 3.552%, (1 mo. USD LIBOR + 1.15%), 9/15/42(3)	2,171		2,208,372
Series 4114, Class YF, 3.425%, (1 mo. USD LIBOR + 1.10%), 10/15/42(3)	3,209		3,264,833
Series 4159, Class FP, 3.302%, (1 mo. USD LIBOR + 0.90%), 11/15/42(3)	2,005		2,009,102
Series 4177, Class MP, 2.50%, 3/15/43	249		246,412

Security	Principal Amount (000’s omitted)	Value
Series 4180, Class KF, 3.44%, (1 mo. USD LIBOR + 1.00%), 1/15/43(3)	$5,620	$5,630,261
Series 4204, Class AF, 3.402%, (1 mo. USD LIBOR + 1.00%), 5/15/43(3)	2,855	2,860,603
Series 4223, Class NF, 3.352%, (1 mo. USD LIBOR + 0.95%), 7/15/43(3)	7,075	7,167,626
Series 4249, Class CF, 3.202%, (1 mo. USD LIBOR + 0.80%), 9/15/43(3)	16,848	17,010,200
Series 4299, Class JG, 2.50%, 7/15/43	4,506	4,508,642
Series 4337, Class YT, 3.50%, 4/15/49	2,224	2,260,224
Series 4385, Class SC, 3.728%, (9.33% - 1 mo. USD LIBOR x 2.33), 9/15/44(4)	110	112,945
Series 4389, Class CA, 3.00%, 9/15/44	5,525	5,573,830
Series 4407, Class LN, 3.723%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(4)	54	54,840
Series 4448, Class AF, 3.402%, (1 mo. USD LIBOR + 1.00%), 5/15/43(3)	12,018	12,101,243
Series 4495, Class JA, 3.50%, 5/15/45	1,146	1,149,101
Series 4584, Class PM, 3.00%, 5/15/46	1,865	1,891,811
Series 4594, Class FM, 3.402%, (1 mo. USD LIBOR + 1.00%), 6/15/46(3)	1,407	1,419,820
Series 4608, Class TV, 3.50%, 1/15/55	2,079	2,100,871
Series 4619, Class KF, 3.19%, (1 mo. USD LIBOR + 0.75%), 6/15/39(3)	1,964	1,960,009
Series 4631, Class KF, 3.402%, (1 mo. USD LIBOR + 1.00%), 10/15/46(3)	1,412	1,422,338
Series 4631, Class NF, 3.402%, (1 mo. USD LIBOR + 1.00%), 11/15/46(3)	12,784	12,915,419
Series 4637, Class QF, 3.402%, (1 mo. USD LIBOR + 1.00%), 4/15/44(3)	12,899	12,921,047
Series 4639, Class KF, 3.702%, (1 mo. USD LIBOR + 1.30%), 12/15/44(3)	9,583	9,752,887
Series 4645, Class CF, 3.402%, (1 mo. USD LIBOR + 1.00%), 3/15/44(3)	9,331	9,417,590
Series 4648, Class WF, 3.402%, (1 mo. USD LIBOR + 1.00%), 1/15/47(3)	42	42,354
Series 4678, Class PC, 3.00%, 1/15/46	6,709	6,739,816
Series 4680, Class YF, 3.402%, (1 mo. USD LIBOR + 1.00%), 12/15/46(3)	1,851	1,858,862
Series 4681, Class JZ, 2.50%, 5/15/47	964	963,153
Series 4681, Class MF, 3.44%, (1 mo. USD LIBOR + 1.00%), 5/15/47(3)	537	538,104
Series 4700, Class UF, 3.402%, (1 mo. USD LIBOR + 1.00%), 4/15/47(3)	4,927	4,946,603
Series 4703, Class TZ, 4.00%, 7/15/47	223	222,734
Series 4708, Class F, 2.625%, (1 mo. USD LIBOR + 0.30%), 8/15/47(3)	14,788	14,681,042
Series 4717, Class PF, 3.325%, (1 mo. USD LIBOR + 1.00%), 8/15/47(3)	7,898	7,908,033
Series 4731, Class FQ, 3.402%, (1 mo. USD LIBOR + 1.00%), 11/15/47(3)	1,481	1,488,614
Series 4735, Class F, 3.402%, (1 mo. USD LIBOR + 1.00%), 12/15/47(3)	5,322	5,356,568
Series 4746, Class CZ, 4.00%, 11/15/47	1,376	1,381,963
Series 4749, Class HF, 3.44%, (1 mo. USD LIBOR + 1.00%), 1/15/48(3)	5,751	5,789,699
Series 4751, Class ZC, 4.00%, 11/15/47	1,264	1,273,019
Series 4754, Class FJ, 3.402%, (1 mo. USD LIBOR + 1.00%), 4/15/44(3)	9,132	9,148,222
Series 4754, Class FK, 3.402%, (1 mo. USD LIBOR + 1.00%), 1/15/54(3)	14,300	14,331,789
Series 4767, Class FK, 3.44%, (1 mo. USD LIBOR + 1.00%), 3/15/48(3)	7,846	7,852,926
Series 4767, Class KF, 3.489%, (1 mo. USD LIBOR + 1.00%), 3/15/48(3)	2,714	2,716,826
Series 4768, Class JF, 3.402%, (1 mo. USD LIBOR + 1.00%), 2/15/48(3)	2,466	2,472,395
Series 4774, Class MH, 4.50%, 12/15/42	15,321	15,989,149
Series 4774, Class QD, 4.50%, 1/15/43	7,596	7,925,905
Series 4775, Class KF, 3.402%, (1 mo. USD LIBOR + 1.00%), 2/15/48(3)	4,921	4,923,029
Series 4776, Class C, 4.50%, 3/15/43	14,216	14,823,853
Series 4777, Class KF, 3.44%, (1 mo. USD LIBOR + 1.00%), 4/15/48(3)	4,017	4,014,352
Series 4795, Class FK, 3.402%, (1 mo. USD LIBOR + 1.00%), 4/15/48(3)	5,637	5,636,804
Series 4795, Class NF, 3.402%, (1 mo. USD LIBOR + 1.00%), 6/15/48(3)	22,607	22,589,715
Series 4808, Class FA, 3.325%, (1 mo. USD LIBOR + 1.00%), 6/15/48(3)	860	860,839
Series 4814, Class KC, 4.50%, 5/15/43	18,846	19,248,128
Series 4815, Class DF, 3.44%, (1 mo. USD LIBOR + 1.00%), 8/15/48(3)	10,473	10,499,824
Series 4818, Class BF, 3.325%, (1 mo. USD LIBOR + 1.00%), 8/15/48(3)	8,214	8,231,241

Security	Principal Amount (000’s omitted)	Value
Series 4820, Class EF, 2.625%, (1 mo. USD LIBOR + 0.30%), 3/15/48(3)	$48,131	$47,919,160
Series 4840, Class GF, 3.44%, (1 mo. USD LIBOR + 1.00%), 11/15/48(3)	2,468	2,475,054
Series 4845, Class EA, 4.50%, 6/15/43	46,951	47,951,013
Series 4846, Class EA, 4.50%, 8/15/43	37,486	38,284,286
Series 4850, Class CA, 4.50%, 6/15/43	37,857	38,675,104
Series 4852, Class DZ, 4.00%, 12/15/48	3,270	3,278,426
Series 4858, Class LA, 4.50%, 8/15/43	60,551	63,738,690
Series 4859, Class GA, 4.50%, 10/15/43	19,903	20,324,677
Series 4860, Class FA, 2.775%, (1 mo. USD LIBOR + 0.45%), 2/15/49(3)	29,463	29,457,959
Series 4876, Class FA, 3.025%, (1 mo. USD LIBOR + 0.70%), 5/15/49(3)	25,263	25,454,959
Series 4892, Class ZA, 4.00%, 1/15/48	7,459	7,452,396
Series 4900, Class ZT, 4.00%, 7/25/49	28,952	29,021,275
Series 4903, Class EZ, 4.00%, 9/15/48	19,928	19,941,088
Series 4904, Class HZ, 4.00%, 8/25/49	12,216	12,234,922
Series 4908, Class ZP, 4.00%, 8/25/49(6)	19,375	19,427,817
Interest Only:(5)
Series 354, Class C11, 3.50%, 7/15/46	32,596	5,299,576
Series 354, Class C15, 3.50%, 11/15/46	33,579	5,276,946
Series 362, Class C7, 3.50%, 9/15/47	71,620	10,800,532
Series 362, Class C11, 4.00%, 12/15/47	19,248	2,971,587
Series 362, Class C12, 4.00%, 12/15/47	23,913	4,469,886
Series 3030, Class SL, 3.775%, (6.10% - 1 mo. USD LIBOR), 9/15/35(4)	2,339	434,959
Series 3114, Class TS, 4.325%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)	5,179	672,578
Series 3339, Class JI, 4.265%, (6.59% - 1 mo. USD LIBOR), 7/15/37(4)	1,932	369,799
Series 3872, Class NI, 5.50%, 12/15/21	878	28,756
Series 4088, Class EI, 3.50%, 9/15/41	3,316	399,601
Series 4094, Class CS, 3.675%, (6.00% - 1 mo. USD LIBOR), 8/15/42(4)	3,526	672,167
Series 4109, Class SA, 3.875%, (6.20% - 1 mo. USD LIBOR), 9/15/32(4)	2,741	477,057
Series 4212, Class SA, 3.875%, (6.20% - 1 mo. USD LIBOR), 7/15/38(4)	4,395	162,131
Series 4452, Class SP, 3.875%, (6.20% - 1 mo. USD LIBOR), 10/15/43(4)	4,046	491,006
Series 4497, Class CS, 3.806%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)	3,089	591,551
Series 4507, Class EI, 4.00%, 8/15/44	9,776	1,532,997
Series 4507, Class MI, 3.50%, 8/15/44	4,001	505,781
Series 4520, Class PI, 4.00%, 8/15/45	18,904	2,015,761
Series 4549, Class DS, 3.575%, (5.90% - 1 mo. USD LIBOR), 8/15/45(4)	7,806	1,493,020
Series 4601, Class IN, 3.50%, 7/15/46	63,499	10,217,893
Series 4625, Class BI, 3.50%, 6/15/46	11,792	1,750,967
Series 4637, Class IP, 3.50%, 4/15/44	2,867	330,351
Series 4653, Class PI, 3.50%, 7/15/44	3,202	281,281
Series 4672, Class LI, 3.50%, 1/15/43	3,330	306,603
Series 4676, Class DI, 4.00%, 7/15/44	5,619	512,735
Series 4700, Class WI, 3.50%, 1/15/44	13,221	1,108,336
Series 4749, Class IL, 4.00%, 12/15/47	5,072	876,784
Series 4768, Class IO, 4.00%, 3/15/48	6,036	1,056,983
Series 4768, Class KI, 4.00%, 11/15/47	10,221	1,762,553
Series 4772, Class PI, 4.00%, 1/15/48	6,439	1,159,837
Series 4791, Class JI, 4.00%, 5/15/48	13,236	2,086,322
Series 4791, Class SA, 3.875%, (6.20% - 1 mo. USD LIBOR), 5/15/48(4)	39,093	5,512,951
Series 4796, Class AS, 3.875%, (6.20% - 1 mo. USD LIBOR), 5/15/48(4)	24,757	3,627,125
Series 4808, Class IB, 4.00%, 5/15/48	26,415	4,026,048
Series 4820, Class ES, 3.875%, (6.20% - 1 mo. USD LIBOR), 3/15/48(4)	25,208	3,621,741

Security	Principal Amount (000’s omitted)	Value
Principal Only:(7)
Series 213, Class PO, 0.00%, 6/1/31	$2,422	$2,220,828
Series 239, Class PO, 0.00%, 8/15/36	1,180	1,055,103
Series 246, Class PO, 0.00%, 5/15/37	2,733	2,552,679
Series 3072, Class WO, 0.00%, 11/15/35	1,093	983,221
Series 3342, Class KO, 0.00%, 7/15/37	360	335,051
Series 3476, Class PO, 0.00%, 7/15/38	554	502,573
Series 3862, Class PO, 0.00%, 5/15/41	1,063	951,338
Series 4847, Class OL, 0.00%, 6/15/48	851	821,367

		$822,700,776

Federal National Mortgage Association:
Series G93-17, Class FA, 3.266%, (1 mo. USD LIBOR + 1.00%), 4/25/23(3)	$27	$27,073
Series G97-4, Class FA, 3.114%, (1 mo. USD LIBOR + 0.80%), 6/17/27(3)	189	190,468
Series 1993-203, Class PL, 6.50%, 10/25/23	140	149,328
Series 1994-14, Class F, 2.744%, (COF + 1.60%), 10/25/23(3)	126	127,133
Series 2001-4, Class GA, 9.175%, 4/17/25(8)	4	4,695
Series 2009-48, Class WA, 5.834%, 7/25/39(8)	582	629,291
Series 2009-62, Class WA, 5.571%, 8/25/39(8)	918	986,979
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,039	1,084,128
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(4)	335	369,932
Series 2012-14, Class MH, 2.00%, 12/25/40	279	277,238
Series 2012-35, Class GE, 3.00%, 5/25/40	4,406	4,431,907
Series 2012-51, Class FD, 2.846%, (1 mo. USD LIBOR + 0.58%), 5/25/42(3)	35,323	35,576,765
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,598	2,374,622
Series 2013-19, Class HF, 3.266%, (1 mo. USD LIBOR + 1.00%), 3/25/43(3)	2,635	2,643,544
Series 2013-52, Class GA, 1.00%, 6/25/43	2,946	2,818,256
Series 2013-52, Class MD, 1.25%, 6/25/43	2,661	2,489,967
Series 2013-67, Class NF, 3.266%, (1 mo. USD LIBOR + 1.00%), 7/25/43(3)	1,856	1,862,056
Series 2013-119, Class PD, 2.50%, 1/25/43	387	385,138
Series 2014-1, Class HF, 3.94%, (1 mo. USD LIBOR + 1.50%), 6/25/43(3)	2,000	2,028,009
Series 2014-5, Class LB, 2.50%, 7/25/43	1,184	1,174,950
Series 2015-4, Class BF, 2.804%, (1 mo. USD LIBOR + 0.40%), 2/25/45(3)	12,366	12,325,608
Series 2015-74, Class SL, 1.018%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(4)	1,883	1,352,477
Series 2015-93, Class KF, 3.402%, (1 mo. USD LIBOR + 1.00%), 1/25/46(3)	703	709,441
Series 2016-20, Class ZA, 2.50%, 12/25/41	1,663	1,630,778
Series 2016-22, Class ZE, 3.00%, 6/25/44	3,442	3,412,139
Series 2016-49, Class VF, 3.402%, (1 mo. USD LIBOR + 1.00%), 8/25/46(3)	1,754	1,767,794
Series 2016-55, Class KF, 3.402%, (1 mo. USD LIBOR + 1.00%), 8/25/46(3)	2,083	2,097,809
Series 2016-89, Class ZH, 3.00%, 12/25/46	759	767,786
Series 2017-13, Class KF, 3.44%, (1 mo. USD LIBOR + 1.00%), 2/25/47(3)	775	781,440
Series 2017-15, Class LE, 3.00%, 6/25/46	3,389	3,411,001
Series 2017-26, Class NF, 3.44%, (1 mo. USD LIBOR + 1.00%), 4/25/47(3)	15,559	15,718,807
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,023	1,019,717
Series 2017-49, Class PF, 3.44%, (1 mo. USD LIBOR + 1.00%), 7/25/47(3)	1,790	1,787,448
Series 2017-56, Class KF, 3.402%, (1 mo. USD LIBOR + 1.00%), 7/25/47(3)	6,972	7,027,157
Series 2017-57, Class FA, 2.666%, (1 mo. USD LIBOR + 0.40%), 8/25/57(3)	10,094	10,068,373
Series 2017-60, Class NF, 3.402%, (1 mo. USD LIBOR + 1.00%), 8/25/47(3)	3,185	3,194,058
Series 2017-66, Class ZJ, 3.00%, 9/25/57	3,093	3,056,992
Series 2017-76, Class Z, 3.00%, 10/25/57	2,466	2,427,896
Series 2017-96, Class FM, 3.402%, (1 mo. USD LIBOR + 1.00%), 12/25/57(3)	2,926	2,941,213

Security	Principal Amount (000’s omitted)	Value
Series 2017-96, Class Z, 3.00%, 12/25/57	$691	$683,624
Series 2017-99, Class FY, 3.402%, (1 mo. USD LIBOR + 1.00%), 12/25/47(3)	3,646	3,639,769
Series 2017-105, Class BF, 3.302%, (1 mo. USD LIBOR + 0.90%), 1/25/48(3)	3,651	3,666,638
Series 2017-106, Class HF, 3.402%, (1 mo. USD LIBOR + 1.00%), 1/25/48(3)	3,683	3,695,479
Series 2017-109, Class LF, 3.352%, (1 mo. USD LIBOR + 0.95%), 1/25/48(3)	735	733,194
Series 2018-4, Class FM, 2.566%, (1 mo. USD LIBOR + 0.30%), 2/25/48(3)	27,974	27,807,869
Series 2018-11, Class CF, 3.266%, (1 mo. USD LIBOR + 1.00%), 2/25/48(3)	2,388	2,407,076
Series 2018-13, Class KF, 3.402%, (1 mo. USD LIBOR + 1.00%), 3/25/48(3)	2,433	2,428,951
Series 2018-13, Class NF, 3.402%, (1 mo. USD LIBOR + 1.00%), 12/25/57(3)	4,759	4,777,944
Series 2018-14, Class TF, 3.402%, (1 mo. USD LIBOR + 1.00%), 3/25/48(3)	4,834	4,830,180
Series 2018-19, Class NF, 3.402%, (1 mo. USD LIBOR + 1.00%), 4/25/58(3)	5,087	5,096,715
Series 2018-39, Class EF, 2.566%, (1 mo. USD LIBOR + 0.30%), 6/25/48(3)	12,491	12,437,122
Series 2018-47, Class JF, 3.402%, (1 mo. USD LIBOR + 1.00%), 7/25/48(3)	4,586	4,586,784
Series 2018-52, Class F, 3.266%, (1 mo. USD LIBOR + 1.00%), 7/25/48(3)	2,609	2,611,346
Series 2018-57, Class FK, 3.402%, (1 mo. USD LIBOR + 1.00%), 8/25/48(3)	5,422	5,422,484
Series 2018-57, Class FL, 2.566%, (1 mo. USD LIBOR + 0.30%), 8/25/48(3)	13,674	13,605,598
Series 2018-57, Class HF, 3.402%, (1 mo. USD LIBOR + 1.00%), 8/25/48(3)	870	868,962
Series 2018-58, Class CZ, 4.00%, 8/25/48	3,983	3,989,604
Series 2018-59, Class KF, 3.266%, (1 mo. USD LIBOR + 1.00%), 8/25/48(3)	11,740	11,767,081
Series 2018-64, Class FL, 3.402%, (1 mo. USD LIBOR + 1.00%), 4/25/48(3)	2,192	2,198,437
Series 2018-67, Class FL, 3.402%, (1 mo. USD LIBOR + 1.00%), 9/25/48(3)	1,375	1,378,169
Series 2018-87, Class BF, 3.44%, (1 mo. USD LIBOR + 1.00%), 4/25/48(3)	2,333	2,348,769
Series 2019-1, Class FA, 3.00%, (1 mo. USD LIBOR + 0.60%), 2/25/49(3)	56,589	56,388,444
Series 2019-8, Class FD, 2.966%, (1 mo. USD LIBOR + 0.70%), 3/25/49(3)	85,974	86,533,496
Series 2019-8, Class FG, 2.766%, (1 mo. USD LIBOR + 0.50%), 3/25/49(3)	60,034	60,020,386
Series 2019-9, Class LF, 2.816%, (1 mo. USD LIBOR + 0.55%), 3/25/49(3)	66,251	66,559,308
Series 2019-11, Class MZ, 4.50%, 4/25/49	2,710	2,707,733
Series 2019-15, Class Z, 4.50%, 4/25/49	29,322	29,451,431
Series 2019-16, Class AF, 2.816%, (1 mo. USD LIBOR + 0.55%), 4/25/49(3)	43,692	43,800,558
Series 2019-16, Class F, 2.766%, (1 mo. USD LIBOR + 0.50%), 4/25/49(3)	22,048	22,076,973
Series 2019-33, Class ZK, 4.00%, 7/25/49	23,556	23,563,314
Series 2019-36, Class ZN, 3.00%, 7/25/49	3,399	3,385,267
Series 2019-38, Class JZ, 4.00%, 7/25/49	5,631	5,658,899
Series 2019-41, Class CZ, 4.00%, 8/25/49	16,639	16,650,773
Series 2019-41, Class ZM, 4.00%, 8/25/49	24,793	24,827,900
Series 2019-44, Class ZP, 4.00%, 8/25/49	10,086	10,106,756
Interest Only:(5)
Series 296, Class 2, 8.00%, 4/25/24	300	28,238
Series 402, Class 2, 4.00%, 5/25/39	5,688	880,998
Series 424, Class C8, 3.50%, 2/25/48	17,964	3,002,699
Series 2004-60, Class SW, 4.784%, (7.05% - 1 mo. USD LIBOR), 4/25/34(4)	2,731	393,220
Series 2005-68, Class XI, 6.00%, 8/25/35	2,558	590,681
Series 2006-65, Class PS, 4.815%, (7.22% - 1 mo. USD LIBOR), 7/25/36(4)	1,634	352,305
Series 2007-99, Class SD, 4.134%, (6.40% - 1 mo. USD LIBOR), 10/25/37(4)	2,644	471,515
Series 2007-102, Class ST, 4.174%, (6.44% - 1 mo. USD LIBOR), 11/25/37(4)	1,218	224,354
Series 2010-135, Class SD, 3.734%, (6.00% - 1 mo. USD LIBOR), 6/25/39(4)	1,820	91,687
Series 2011-13, Class AI, 4.50%, 7/25/21	214	3,979
Series 2011-59, Class IW, 6.00%, 7/25/41	1,822	413,532
Series 2011-82, Class AI, 5.50%, 8/25/26	333	10,397
Series 2011-101, Class IC, 3.50%, 10/25/26	4,733	359,204

Security	Principal Amount (000’s omitted)	Value
Series 2012-73, Class MS, 3.784%, (6.05% - 1 mo. USD LIBOR), 5/25/39(4)	$1,952	$89,736
Series 2012-86, Class CS, 3.696%, (6.10% - 1 mo. USD LIBOR), 4/25/39(4)	1,750	89,683
Series 2012-94, Class SL, 4.296%, (6.70% - 1 mo. USD LIBOR), 5/25/38(4)	6,284	670,457
Series 2012-103, Class GS, 3.834%, (6.10% - 1 mo. USD LIBOR), 2/25/40(4)	4,153	215,153
Series 2012-112, Class SB, 3.884%, (6.15% - 1 mo. USD LIBOR), 9/25/40(4)	6,186	776,309
Series 2012-147, Class SA, 3.834%, (6.10% - 1 mo. USD LIBOR), 1/25/43(4)	2,471	480,296
Series 2013-127, Class BI, 3.50%, 5/25/39	2,524	146,593
Series 2013-127, Class LI, 3.50%, 5/25/39	2,510	145,761
Series 2014-41, Class SA, 3.784%, (6.05% - 1 mo. USD LIBOR), 7/25/44(4)	3,978	994,954
Series 2014-55, Class IL, 3.50%, 9/25/44	3,286	497,360
Series 2014-55, Class IN, 3.50%, 7/25/44	2,833	411,323
Series 2014-89, Class IO, 3.50%, 1/25/45	4,566	708,479
Series 2015-22, Class GI, 3.50%, 4/25/45	2,394	348,759
Series 2015-31, Class SG, 3.834%, (6.10% - 1 mo. USD LIBOR), 5/25/45(4)	4,273	913,406
Series 2015-36, Class IL, 3.00%, 6/25/45	3,674	530,742
Series 2015-61, Class QI, 3.50%, 5/25/43	4,809	454,918
Series 2016-1, Class SJ, 3.884%, (6.15% - 1 mo. USD LIBOR), 2/25/46(4)	5,635	996,551
Series 2016-61, Class DI, 3.00%, 4/25/46	4,413	520,394
Series 2018-21, Class IO, 3.00%, 4/25/48	23,163	3,658,083
Series 2018-42, Class IA, 3.50%, 6/25/47	22,983	2,514,775
Series 2019-1, Class SA, 2.996%, (5.40% - 1 mo. USD LIBOR), 2/25/49(4)	39,559	5,358,180
Principal Only:(7)
Series 379, Class 1, 0.00%, 5/25/37	2,697	2,467,595
Series 380, Class 1, 0.00%, 7/25/37	575	518,096
Series 2007-17, Class PO, 0.00%, 3/25/37	475	431,857
Series 2009-82, Class PO, 0.00%, 10/25/39	1,159	1,041,953
Series 2012-5, Class PO, 0.00%, 12/25/39	764	699,341
Series 2012-61, Class PO, 0.00%, 8/25/37	3,265	2,940,471
Series 2014-17, Class PO, 0.00%, 4/25/44	2,553	2,166,746

		$745,453,226

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$1,022	$963,009
Series 2012-77, Class MT, 2.722%, (1 mo. USD LIBOR + 0.39%), 5/16/41(3)	877	852,424
Series 2014-H20, Class MF, 3.081%, (1 mo. USD LIBOR + 0.65%), 10/20/64(3)	10,697	10,708,992
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,616	1,632,040
Series 2015-144, Class KB, 3.00%, 8/20/44	504	516,043
Series 2015-H03, Class FD, 3.071%, (1 mo. USD LIBOR + 0.64%), 1/20/65(3)	30,007	30,189,633
Series 2015-H05, Class FB, 3.071%, (1 mo. USD LIBOR + 0.64%), 2/20/65(3)	28,360	28,382,923
Series 2016-129, Class ZC, 2.00%, 6/20/45	379	372,426
Series 2016-168, Class JF, 3.402%, (1 mo. USD LIBOR + 1.00%), 11/20/46(3)	9,434	9,494,101
Series 2017-5, Class ZA, 2.50%, 1/20/47	1,555	1,585,267
Series 2017-115, Class ZA, 3.00%, 7/20/47	1,986	1,948,848
Series 2017-121, Class DF, 2.772%, (1 mo. USD LIBOR + 0.50%), 8/20/47(3)	13,957	13,927,161
Series 2017-137, Class AF, 2.883%, (1 mo. USD LIBOR + 0.50%), 9/20/47(3)	6,666	6,667,399
Series 2017-147, Class HF, 3.272%, (1 mo. USD LIBOR + 1.00%), 9/20/47(3)	9,404	9,408,997
Series 2017-176, Class DF, 3.44%, (1 mo. USD LIBOR + 1.00%), 11/20/47(3)	1,363	1,362,255
Series 2017-186, Class WF, 3.402%, (1 mo. USD LIBOR + 1.00%), 11/20/47(3)	8,349	8,342,567
Series 2018-63, Class CF, 3.402%, (1 mo. USD LIBOR + 1.00%), 4/20/48(3)	4,249	4,247,122
Series 2018-67, Class KF, 3.44%, (1 mo. USD LIBOR + 1.00%), 3/20/48(3)	1,156	1,155,826

Security	Principal Amount (000’s omitted)	Value
Series 2018-76, Class LF, 3.44%, (1 mo. USD LIBOR + 1.00%), 5/20/48(3)	$1,161	$1,161,123
Series 2018-107, Class KF, 3.402%, (1 mo. USD LIBOR + 1.00%), 8/20/48(3)	1,659	1,658,216
Series 2018-125, Class FM, 3.44%, (1 mo. USD LIBOR + 1.00%), 8/20/48(3)	5,478	5,483,926
Series 2018-125, Class LF, 3.44%, (1 mo. USD LIBOR + 1.00%), 7/20/48(3)	1,630	1,628,228
Series 2018-127, Class UF, 3.402%, (1 mo. USD LIBOR + 1.00%), 9/20/48(3)	1,106	1,105,400
Series 2018-168, Class FW, 3.44%, (1 mo. USD LIBOR + 1.00%), 10/20/48(3)	2,039	2,046,262
Series 2018-H16, Class FA, 2.851%, (1 mo. USD LIBOR + 0.42%), 9/20/68(3)	120,405	119,116,141
Series 2018-H18, Class FA, 2.967%, (1 mo. USD LIBOR + 0.50%), 9/20/68(3)	99,986	99,226,069
Series 2018-H18, Class FG, 3.067%, (1 mo. USD LIBOR + 0.60%), 10/20/68(3)	64,544	64,449,360
Series 2018-H20, Class FA, 3.031%, (1 mo. USD LIBOR + 0.60%), 12/20/68(3)	100,736	100,585,803
Series 2018-H20, Class FB, 2.931%, (1 mo. USD LIBOR + 0.50%), 6/20/68(3)	78,745	78,313,005
Series 2018-H20, Class FD, 2.931%, (1 mo. USD LIBOR + 0.50%), 12/20/68(3)	52,742	52,448,081
Series 2018-H20, Class FE, 2.931%, (1 mo. USD LIBOR + 0.50%), 11/20/68(3)	37,184	36,975,257
Series 2019-1, Class NF, 3.44%, (1 mo. USD LIBOR + 1.00%), 1/20/49(3)	5,708	5,712,272
Series 2019-56, Class QZ, 4.00%, 11/20/46	3,032	3,038,217
Series 2019-59, Class LZ, 4.25%, 5/20/49	12,409	12,419,702
Series 2019-71, Class CZ, 4.00%, 6/20/49	32,114	32,396,909
Series 2019-78, Class GZ, 4.00%, 6/20/49	2,930	2,937,846
Series 2019-82, Class DZ, 4.00%, 6/20/49	9,989	10,060,960
Series 2019-92, Class CZ, 4.00%, 7/20/49	5,567	5,569,327
Series 2019-92, Class DZ, 4.00%, 7/20/49	9,933	9,943,024
Series 2019-H02, Class FE, 2.981%, (1 mo. USD LIBOR + 0.55%), 1/20/69(3)	34,798	34,685,025
Interest Only:(5)
Series 2011-48, Class SD, 4.399%, (6.67% - 1 mo. USD LIBOR), 10/20/36(4)	754	14,693
Series 2014-98, Class IM, 1.197%, 1/20/43(8)	16,321	582,117
Series 2015-116, Class AS, 3.429%, (5.70% - 1 mo. USD LIBOR), 8/20/45(4)	2,101	288,892
Series 2015-151, Class KI, 0.633%, 11/20/42(8)	23,690	653,012
Series 2017-104, Class SD, 3.929%, (6.20% - 1 mo. USD LIBOR), 7/20/47(4)	7,671	1,424,724
Series 2017-121, Class DS, 2.229%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)	11,355	960,890
Series 2018-105, Class SE, 3.929%, (6.20% - 1 mo. USD LIBOR), 8/20/48(4)	2,400	391,988
Series 2018-112, Class SA, 3.929%, (6.20% - 1 mo. USD LIBOR), 8/20/48(4)	83,331	11,764,863
Series 2018-125, Class SQ, 3.929%, (6.20% - 1 mo. USD LIBOR), 9/20/48(4)	10,202	1,761,404
Series 2018-127, Class SG, 3.979%, (6.25% - 1 mo. USD LIBOR), 9/20/48(4)	30,036	3,644,914
Series 2019-27, Class SA, 3.779%, (6.05% - 1 mo. USD LIBOR), 2/20/49(4)	13,067	2,121,966
Series 2019-38, Class SQ, 3.779%, (6.05% - 1 mo. USD LIBOR), 3/20/49(4)	24,357	3,890,758
Series 2019-43, Class BS, 3.779%, (6.05% - 1 mo. USD LIBOR), 4/20/49(4)	14,488	2,379,434
Principal Only:(7)
Series 2009-117, Class PO, 0.00%, 12/16/39	1,758	1,528,385
Series 2010-88, Class OA, 0.00%, 7/20/40	1,386	1,211,797
Series 2015-24, Class KO, 0.00%, 6/20/35	1,864	1,704,524

		$847,041,547

Total Collateralized Mortgage Obligations (identified cost $2,443,590,632)		$2,415,195,549

U.S. Government Guaranteed Small Business Administration Pools & Loans — 8.8%

Description	Principal Amount (000’s omitted)	Value
3.125%, (USD Prime - 2.375%), 2/25/29(3)	$96,395	$97,029,540
3.25%, (USD Prime - 2.25%), 1/25/44 to 2/25/44(3)	99,947	101,498,710
3.30%, (USD Prime - 2.20%), 4/25/44(3)	34,549	35,196,991
4.50%, (USD Prime - 1.00%), 4/25/44(3)	42,785	45,137,098
4.825%, (USD Prime - 0.675%), 2/25/44(3)	38,326	40,957,833
Interest Only:(9)
0.96%, 1/30/34	428	15,013
1.03%, 1/18/39	447	16,533
1.26%, 2/15/44	1,592	97,396
1.31%, 11/26/43	3,293	175,052
1.51%, 2/15/44	1,160	79,868
1.56%, 6/29/43 to 3/14/44	1,492	100,266
1.68%, 9/12/43 to 11/1/43	2,827	190,300
1.76%, 11/30/28 to 12/18/28	820	39,322
1.81%, 6/15/43 to 3/15/44	7,441	556,533
1.88%, 12/18/43 to 12/27/43	6,363	521,951
1.91%, 7/15/42 to 4/15/44	21,926	1,654,306
1.93%, 6/14/43 to 2/28/44	30,869	2,417,348
2.01%, 3/12/29 to 3/15/44	7,979	575,875
2.06%, 3/15/29 to 4/15/44	18,584	1,657,774
2.13%, 9/14/43 to 1/9/44	5,375	455,085
2.16%, 9/15/41 to 4/15/44	16,934	1,438,627
2.18%, 12/3/28 to 2/15/44	27,102	2,374,494
2.231%, 11/1/32 to 5/16/43(10)	153,895	9,791,051
2.26%, 12/17/28 to 1/15/44	5,496	467,824
2.31%, 12/15/28 to 8/11/44	41,628	3,862,452
2.38%, 8/31/28 to 12/27/43	3,848	353,072
2.41%, 6/15/42 to 4/15/44	26,641	2,549,186
2.427%, 2/21/33 to 4/1/43(10)	35,182	3,256,934
2.43%, 5/7/28 to 2/14/44	21,261	2,080,490
2.48%, 9/15/41 to 3/15/44	5,429	525,925
2.51%, 7/12/28 to 1/15/44	4,101	384,756
2.56%, 12/15/28 to 9/18/44	40,544	4,135,321
2.61%, 12/15/28 to 4/15/29	604	43,601
2.63%, 9/13/42 to 1/11/44	5,314	579,147
2.66%, 1/15/29 to 4/15/44	16,395	1,687,473
2.68%, 10/19/28 to 2/19/44	22,597	2,345,902
2.76%, 10/1/28 to 2/15/44	14,145	1,323,717
2.779%, 3/21/23 to 12/13/42(10)	49,128	3,585,159
2.81%, 3/15/29 to 4/24/44	36,798	4,132,049
2.88%, 7/12/43 to 12/27/43	4,829	574,141
2.91%, 3/15/44	728	94,116
2.93%, 6/13/28 to 2/15/44	8,209	880,560
3.01%, 10/13/28 to 1/15/44	2,562	266,930
3.06%, 12/15/28 to 4/15/44	6,682	843,492
3.101%, 1/21/24 to 7/28/42(10)	26,890	2,076,437
3.13%, 9/29/43 to 1/31/44	8,837	1,148,244
3.16%, 12/15/43 to 1/15/44	3,990	540,524

Description	Principal Amount (000’s omitted)	Value
3.18%, 4/19/28 to 2/19/44	$13,244	$1,484,357
3.26%, 10/18/28 to 3/15/44	11,248	1,360,059
3.31%, 3/15/29 to 3/13/44	19,137	2,654,511
3.36%, 1/15/29 to 4/15/44	269	31,770
3.362%, 3/10/26 to 3/23/42(10)	981	107,746
3.38%, 6/2/42 to 1/16/44	17,641	2,637,622
3.41%, 3/15/44 to 4/15/44	3,680	567,900
3.43%, 4/27/28 to 2/6/44	48,076	5,302,874
3.51%, 10/4/28 to 3/15/44	20,523	2,563,888
3.56%, 12/28/28 to 3/15/44	16,013	2,044,194
3.61%, 12/27/28	13	1,306
3.66%, 11/15/43 to 4/15/44	17,205	2,714,419
3.98%, 12/11/28 to 12/13/28	579	64,921
4.11%, 12/31/28	41	4,804
4.21%, 12/15/43	96	15,580

Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $399,107,622)		$401,270,369

Short-Term Investments — 3.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(11)	153,657,069	$153,657,069

Total Short-Term Investments (identified cost $153,653,204)		$153,657,069

Total Investments — 104.9% (identified cost $4,762,270,287)		$4,751,965,132

TBA Sale Commitments — (5.2)%

Mortgage Pass-Throughs — (5.2)%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 4.50%, 8/13/49	$(225,000)	$(235,921,669)

Total Mortgage Pass-Throughs (identified cost $235,125,000)		$(235,921,669)

Total TBA Sale Commitments (identified cost $235,125,000)		$(235,921,669)

Other Assets, Less Liabilities — 0.3%		$13,488,777

Net Assets — 100.0%		$4,529,532,240

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2019.

(2)	Principal amount is less than $500.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2019.

(5)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	When-issued security.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2019.

(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2019 of all interest only securities comprising the certificate.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $5,445,455.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
CME 90-Day Eurodollar	600	Short	6/15/20	$(147,285,000)	$(1,666,785)
U.S. 5-Year Treasury Note	1,108	Short	9/30/19	(130,250,594)	(960,844)

					$(2,627,629)

Abbreviations:

CME	-	Chicago Mercantile Exchange

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts to enhance total return, to change the overall duration of its portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,627,629.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$1,781,842,145	$—	$1,781,842,145
Collateralized Mortgage Obligations	—	2,415,195,549	—	2,415,195,549
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	401,270,369	—	401,270,369
Short-Term Investments	—	153,657,069	—	153,657,069
Total Investments	$—	$4,751,965,132	$—	$4,751,965,132

Liability Description
Futures Contracts	$(2,627,629)	$—	$—	$(2,627,629)
TBA Sale Commitments	—	(235,921,669)	—	(235,921,669)
Total	$(2,627,629)	$(235,921,669)	$—	$(238,549,298)

The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as a liability and are subsequently valued at the current market value of the underlying security in accordance with the Fund’s policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.